CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Expenses
Impairment of intangible assets	$ 1,800
Net income (loss)
Income Tax Expense (Benefit)	$ 25,239	$ 22,158
Net income (loss)
Consolidated Entities
Net income (loss)
Net (income) loss attributable to noncontrolling interest in Consolidated Entities
CIFC LLC
Revenues
Management & Incentive fees	$ 92,079	4,868
Interest income from investments	5,333	790
Total net revenues	122,518	522,910
Expenses
Employee compensation and benefits	32,027	28,805
Share-based compensation	5,550	2,692
Professional Fees	9,935	7,259
General and administrative expenses	9,922	10,686
Depreciation and amortization	7,777	11,421
Impairment of intangible assets	1,828	0
Interest expense	3,808	4,236
Operating Expenses	91,525	277,104
Other Income (Expense) and Gain (Loss)
Net gain (loss) on investments	(4,181)	2,474
Net gain (loss) on liabilities	(2,210)	(2,932)
Net gain on sale of management contract	0	229
Net other gain (loss)	(4,789)	(235,971)
Net income (loss)
Income (loss) before income taxes	26,204	9,835
Income Tax Expense (Benefit)	25,239	22,158
Net income (loss)	965	(12,323)
Net Income (Loss) Attributable to Parent	$ 334	$ 8,381
Earnings (loss) per share
Earnings Per Share, Basic	$ 0.01	$ 0.37
Earnings (loss) per share, Diluted	$ 0.01	$ 0.35
Weighted-average number of shares outstanding -
Weighted Average Number of Shares Outstanding, Basic	25,314,696	22,908,846
Weighted Average Number of Shares Outstanding, Diluted	26,414,268	24,167,641
CIFC LLC | Consolidated Entities
Revenues
Interest income from investments	$ 15,202	$ 345,321
Investment income	25,106	517,252
Expenses
Interest expense	9,904	171,931
Operating Expenses	10,774	40,074
Other Income (Expense) and Gain (Loss)
Net gain (loss) on investments	(26,114)	(228,777)
Net gain (loss) on liabilities	24,746	(8,996)
Net Gain (Loss) on other investments and derivatives	2,970	2,031
Net income (loss)
Net (income) loss attributable to noncontrolling interest in Consolidated Entities	(631)	20,704
CIFC Corp
Revenues
Management & Incentive fees	92,079	4,868
Interest income from investments	5,333	790
Total net revenues	122,518	522,910
Expenses
Employee compensation and benefits	32,027	28,805
Share-based compensation	5,550	2,692
Professional Fees	9,885	7,259
General and administrative expenses	9,922	10,686
Depreciation and amortization	7,777	11,421
Impairment of intangible assets	1,828	0
Interest expense	3,808	4,236
Operating Expenses	91,475	277,104
Other Income (Expense) and Gain (Loss)
Net gain (loss) on investments	(4,181)	2,474
Net gain (loss) on liabilities	(2,210)	(2,932)
Net gain on sale of management contract	0	229
Net other gain (loss)	(4,789)	(235,971)
Net income (loss)
Income (loss) before income taxes	26,254	9,835
Income Tax Expense (Benefit)	25,239	22,158
Net income (loss)	1,015	(12,323)
Net Income (Loss) Attributable to Parent	$ 384	$ 8,381
Earnings (loss) per share
Earnings Per Share, Basic	$ 0.02	$ 0.37
Earnings (loss) per share, Diluted	$ 0.01	$ 0.35
Weighted-average number of shares outstanding -
Weighted Average Number of Shares Outstanding, Basic	25,314,696	22,908,846
Weighted Average Number of Shares Outstanding, Diluted	26,414,268	24,167,641
CIFC Corp | Consolidated Entities
Revenues
Interest income from investments	$ 15,202	$ 345,321
Investment income	25,106	517,252
Expenses
Interest expense	9,904	171,931
Operating Expenses	10,774	40,074
Other Income (Expense) and Gain (Loss)
Net gain (loss) on investments	(26,114)	(228,777)
Net gain (loss) on liabilities	24,746	(8,996)
Net Gain (Loss) on other investments and derivatives	2,970	2,031
Net income (loss)
Net (income) loss attributable to noncontrolling interest in Consolidated Entities	$ (631)	$ 20,704